Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Public Utilities, Inventory [Line Items]
Inventories	$ 478	$ 422
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	318	297
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	131	101
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	$ 29	$ 24